SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 38.7%

Communication Services — 1.5%
AT&T
9.150%, 02/01/2023	$600	$664
0.689%, VAR United States Secured Overnight Financing Rate + 0.640%, 03/25/2024	1,470	1,471
Fox
3.666%, 01/25/2022	85	86
NTT Finance
0.373%, 03/03/2023 (A)	1,900	1,898
Sky
3.125%, 11/26/2022 (A)	350	360
Verizon Communications
0.839%, VAR United States Secured Overnight Financing Rate + 0.790%, 03/20/2026	500	509
0.549%, VAR United States Secured Overnight Financing Rate + 0.500%, 03/22/2024	500	502

		5,490

Consumer Discretionary — 4.2%
7-Eleven
0.625%, 02/10/2023 (A)	2,930	2,925
BMW US Capital LLC
0.579%, VAR United States Secured Overnight Financing Rate + 0.530%, 04/01/2024 (A)	965	973
Daimler Finance North America LLC
3.750%, 11/05/2021 (A)	475	475
2.550%, 08/15/2022 (A)	1,960	1,993
General Motors Financial
4.250%, 05/15/2023	525	552
3.550%, 07/08/2022	225	230
3.450%, 04/10/2022	400	403
0.809%, VAR United States Secured Overnight Financing Rate + 0.760%, 03/08/2024	500	503
0.669%, VAR United States Secured Overnight Financing Rate + 0.620%, 10/15/2024	2,445	2,446
Howard University
2.801%, 10/01/2023	380	390
Hyatt Hotels
1.300%, 10/01/2023	175	175
1.099%, VAR United States Secured Overnight Financing Rate + 1.050%, 10/01/2023	600	602
Hyundai Capital America MTN
0.800%, 04/03/2023 (A)	450	450
Lennar
4.750%, 11/15/2022	700	721

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nordstrom
2.300%, 04/08/2024	$210	$211
Toyota Motor Credit MTN
0.379%, VAR United States Secured Overnight Financing Rate + 0.330%, 01/11/2024	400	401
VF
2.050%, 04/23/2022	375	378
Volkswagen Group of America Finance LLC
2.900%, 05/13/2022 (A)	450	456
2.700%, 09/26/2022 (A)	325	331

		14,615

Consumer Staples — 1.4%
Campbell Soup
2.500%, 08/02/2022	874	887
Coca-Cola Europacific Partners PLC
0.500%, 05/05/2023 (A)	975	971
Conagra Brands
0.500%, 08/11/2023	325	324
JDE Peet’s
0.800%, 09/24/2024 (A)	500	494
Keurig Dr Pepper
0.750%, 03/15/2024	1,510	1,503
Mondelez International
0.625%, 07/01/2022	400	401

		4,580

Energy — 1.9%
Diamondback Energy
0.900%, 03/24/2023	750	750
El Paso Natural Gas LLC
8.625%, 01/15/2022	218	222
Enbridge
0.449%, VAR United States Secured Overnight Financing Rate + 0.400%, 02/17/2023	1,020	1,022
Phillips 66
3.700%, 04/06/2023	285	297
Pioneer Natural Resources
0.750%, 01/15/2024	1,515	1,506
0.550%, 05/15/2023	705	703
Saudi Arabian Oil
1.250%, 11/24/2023 (A)	200	200
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (A)	1,580	1,596
Southern Natural Gas LLC
0.625%, 04/28/2023 (A)	285	284
Valero Energy
2.700%, 04/15/2023	225	231

		6,811

SEI Daily Income Trust / Quarterly Report / October 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)

Financials — 18.4%
AIG Global Funding
0.800%, 07/07/2023 (A)	$315	$316
American Honda Finance MTN
0.875%, 07/07/2023	300	302
Aon
2.200%, 11/15/2022	140	142
Athene Global Funding
0.749%, VAR United States Secured Overnight Financing Rate + 0.700%, 05/24/2024 (A)	825	829
Bank of America
0.740%, VAR United States Secured Overnight Financing Rate + 0.690%, 04/22/2025	650	655
Bank of America MTN
1.486%, VAR United States Secured Overnight Financing Rate + 1.460%, 05/19/2024	300	303
0.529%, VAR BSBY3M + 0.430%, 05/28/2024	575	576
Bank of Montreal
0.399%, VAR United States Secured Overnight Financing Rate + 0.350%, 12/08/2023	600	601
Bank of Montreal MTN
0.729%, VAR United States Secured Overnight Financing Rate + 0.680%, 03/10/2023	1,340	1,349
0.669%, VAR United States Secured Overnight Financing Rate + 0.620%, 09/15/2026	675	677
0.369%, VAR United States Secured Overnight Financing Rate + 0.320%, 07/09/2024	325	326
Bank of New York Mellon MTN
0.310%, VAR United States Secured Overnight Financing Rate + 0.260%, 04/26/2024	325	325
Bank of Nova Scotia
0.599%, VAR United States Secured Overnight Financing Rate + 0.550%, 09/15/2023	1,545	1,551
0.430%, VAR United States Secured Overnight Financing Rate + 0.380%, 07/31/2024	650	651
0.329%, VAR United States Secured Overnight Financing Rate + 0.280%, 06/23/2023	325	325
0.309%, VAR United States Secured Overnight Financing Rate + 0.260%, 09/15/2023	425	425

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Barclays Bank PLC
1.700%, 05/12/2022	$225	$226
BPCE MTN
3.000%, 05/22/2022 (A)	975	989
Brighthouse Financial Global Funding MTN
0.809%, VAR United States Secured Overnight Financing Rate + 0.760%, 04/12/2024 (A)	445	449
Canadian Imperial Bank of Commerce
0.849%, VAR United States Secured Overnight Financing Rate + 0.800%, 03/17/2023	500	503
0.449%, VAR United States Secured Overnight Financing Rate + 0.400%, 12/14/2023	2,210	2,216
Capital One
2.150%, 09/06/2022	250	253
Capital One Bank USA
2.014%, VAR United States Secured Overnight Financing Rate + 0.616%, 01/27/2023	400	401
Charles Schwab
0.549%, VAR United States Secured Overnight Financing Rate + 0.500%, 03/18/2024	400	402
Citigroup
4.500%, 01/14/2022	800	806
2.694%, VAR United States Secured Overnight Financing Rate + 0.870%, 11/04/2022	1,720	1,732
2.312%, VAR United States Secured Overnight Financing Rate + 0.867%, 11/04/2022	900	900
0.719%, VAR United States Secured Overnight Financing Rate + 0.669%, 05/01/2025	250	252
Citizens Bank
0.845%, VAR ICE LIBOR USD 3 Month + 0.720%, 02/14/2022	550	551
CNA Financial
7.250%, 11/15/2023	200	225
Commonwealth Bank of Australia
0.569%, VAR United States Secured Overnight Financing Rate + 0.520%, 06/15/2026 (A)	425	428
0.449%, VAR United States Secured Overnight Financing Rate + 0.400%, 07/07/2025 (A)	425	426
Credit Suisse NY
0.520%, 08/09/2023	650	649

2	SEI Daily Income Trust / Quarterly Report / October 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
0.440%, VAR United States Secured Overnight Financing Rate + 0.390%, 02/02/2024	$2,280	$2,276
Danske Bank
5.000%, 01/12/2022 (A)	570	575
Equitable Financial Life Global Funding
0.439%, VAR United States Secured Overnight Financing Rate + 0.390%, 04/06/2023 (A)	575	576
European Investment Bank
0.339%, VAR United States Secured Overnight Financing Rate + 0.290%, 06/10/2022 (A)	2,050	2,053
Fifth Third Bank MTN
1.800%, 01/30/2023	250	254
Ford Motor Credit LLC
1.402%, VAR ICE LIBOR USD 3 Month + 1.270%, 03/28/2022	350	350
GA Global Funding Trust
0.550%, VAR United States Secured Overnight Financing Rate + 0.500%, 09/13/2024 (A)	1,745	1,753
Goldman Sachs Group
0.627%, VAR United States Secured Overnight Financing Rate + 0.538%, 11/17/2023	425	425
0.549%, VAR United States Secured Overnight Financing Rate + 0.500%, 09/10/2024	250	250
0.479%, VAR United States Secured Overnight Financing Rate + 0.430%, 03/08/2023	425	425
0.460%, VAR United States Secured Overnight Financing Rate + 0.410%, 01/27/2023	575	575
HSBC Bank Canada
0.950%, 05/14/2023 (A)	1,205	1,212
ING Groep
1.282%, VAR ICE LIBOR USD 3 Month + 1.150%, 03/29/2022	400	402
Inter-American Development Bank
0.309%, VAR United States Secured Overnight Financing Rate + 0.260%, 09/16/2022	2,455	2,460
International Bank for Reconstruction & Development MTN
0.179%, VAR United States Secured Overnight Financing Rate + 0.130%, 01/13/2023	410	410

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
0.935%, VAR United States Secured Overnight Financing Rate + 0.885%, 04/22/2027	$650	$658
0.629%, VAR United States Secured Overnight Financing Rate + 0.580%, 03/16/2024	1,990	1,997
0.629%, VAR United States Secured Overnight Financing Rate + 0.580%, 06/23/2025	325	326
0.584%, VAR United States Secured Overnight Financing Rate + 0.535%, 06/01/2025	400	402
KeyBank
0.792%, VAR ICE LIBOR USD 3 Month + 0.660%, 02/01/2022	800	801
0.390%, VAR United States Secured Overnight Financing Rate + 0.340%, 01/03/2024	575	576
0.370%, VAR United States Secured Overnight Financing Rate + 0.320%, 06/14/2024	400	401
Macquarie Bank MTN
0.441%, 12/16/2022 (A)	325	324
Macquarie Group MTN
0.759%, VAR United States Secured Overnight Financing Rate + 0.710%, 10/14/2025 (A)	425	426
MassMutual Global Funding II
0.409%, VAR United States Secured Overnight Financing Rate + 0.360%, 04/12/2024 (A)	400	402
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (A)	448	450
Metropolitan Life Global Funding I MTN
0.619%, VAR United States Secured Overnight Financing Rate + 0.570%, 01/13/2023 (A)	550	552
Mizuho Financial Group
0.759%, VAR ICE LIBOR USD 3 Month + 0.630%, 05/25/2024	775	780
Morgan Stanley
0.731%, VAR United States Secured Overnight Financing Rate + 0.616%, 04/05/2024	250	250
Morgan Stanley MTN
4.875%, 11/01/2022	625	651
2.750%, 05/19/2022	1,145	1,160
MUFG Union Bank
0.716%, VAR ICE LIBOR USD 3 Month + 0.600%, 03/07/2022	950	951

SEI Daily Income Trust / Quarterly Report / October 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nasdaq
0.445%, 12/21/2022	$250	$250
National Bank of Canada
0.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.770%	475	476
0.750%, 08/06/2024	325	323
Nationwide Building Society
2.000%, 01/27/2023 (A)	375	382
0.550%, 01/22/2024 (A)	400	396
NatWest Group PLC
6.000%, 12/19/2023	450	495
NatWest Markets PLC
0.579%, VAR United States Secured Overnight Financing Rate + 0.530%, 08/12/2024 (A)	490	492
Nordea Bank Abp
1.000%, 06/09/2023 (A)	300	302
Pacific Life Global Funding II
0.500%, 09/23/2023 (A)	400	399
PNC Bank
1.743%, VAR ICE LIBOR USD 3 Month + 0.323%, 02/24/2023	550	552
0.453%, VAR ICE LIBOR USD 3 Month + 0.325%, 02/24/2023	1,600	1,601
Principal Life Global Funding II
0.499%, VAR United States Secured Overnight Financing Rate + 0.450%, 04/12/2024 (A)	170	171
0.429%, VAR United States Secured Overnight Financing Rate + 0.380%, 08/23/2024 (A)	665	666
Protective Life Global Funding
1.082%, 06/09/2023 (A)	255	257
Royal Bank of Canada MTN
0.599%, VAR ICE LIBOR USD 3 Month + 0.470%, 04/29/2022	1,175	1,178
0.500%, VAR United States Secured Overnight Financing Rate + 0.450%, 10/26/2023	400	402
Skandinaviska Enskilda Banken
0.550%, 09/01/2023 (A)	250	249
State Street
2.825%, VAR United States Secured Overnight Financing Rate + 2.690%, 03/30/2023	660	666
Sumitomo Mitsui Trust Bank MTN
0.489%, VAR United States Secured Overnight Financing Rate + 0.440%, 09/16/2024 (A)	500	501
Toronto-Dominion Bank
2.100%, 07/15/2022 (A)	850	861

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank MTN
0.639%, VAR United States Secured Overnight Financing Rate + 0.590%, 09/10/2026	$425	$428
0.530%, VAR United States Secured Overnight Financing Rate + 0.480%, 01/27/2023	1,160	1,164
0.404%, VAR United States Secured Overnight Financing Rate + 0.355%, 03/04/2024	575	577
0.399%, VAR United States Secured Overnight Financing Rate + 0.350%, 09/10/2024	500	501
0.250%, 01/06/2023	1,210	1,207
Truist Financial MTN
0.449%, VAR United States Secured Overnight Financing Rate + 0.400%, 06/09/2025	400	400
UBS
1.750%, 04/21/2022 (A)	750	754
0.700%, 08/09/2024 (A)	400	397
0.369%, VAR United States Secured Overnight Financing Rate + 0.320%, 06/01/2023 (A)	1,210	1,213
UBS MTN
0.409%, VAR United States Secured Overnight Financing Rate + 0.360%, 02/09/2024 (A)	400	401
UniCredit MTN
6.572%, 01/14/2022 (A)	350	354
USAA Capital
1.500%, 05/01/2023 (A)	525	533

		64,412

Health Care — 3.1%
AbbVie
2.150%, 11/19/2021	1,000	1,001
AmerisourceBergen
0.737%, 03/15/2023	450	450
Anthem
3.125%, 05/15/2022	650	659
2.950%, 12/01/2022	575	589
AstraZeneca PLC
0.300%, 05/26/2023	650	648
Bristol-Myers Squibb
3.250%, 02/20/2023	409	423
0.537%, 11/13/2023	425	425
Cigna
3.050%, 11/30/2022	350	359
0.613%, 03/15/2024	190	189
Humana
0.650%, 08/03/2023	1,700	1,698

4	SEI Daily Income Trust / Quarterly Report / October 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Illumina
0.550%, 03/23/2023	$400	$399
OhioHealth
1.119%, 11/15/2021	295	295
PerkinElmer
0.550%, 09/15/2023	600	598
Royalty Pharma PLC
0.750%, 09/02/2023	700	698
Stryker
0.600%, 12/01/2023	230	229
Thermo Fisher Scientific
0.579%, VAR United States Secured Overnight Financing Rate + 0.530%, 10/18/2024	1,710	1,713
Viatris
1.125%, 06/22/2022 (A)	450	452

		10,825

Industrials — 1.5%
AerCap Ireland Capital DAC
0.730%, VAR United States Secured Overnight Financing Rate + 0.680%, 09/29/2023	700	701
Air Lease MTN
0.466%, VAR ICE LIBOR USD 3 Month + 0.350%, 12/15/2022	500	500
Boeing
2.700%, 05/01/2022	325	328
1.167%, 02/04/2023	475	476
Cargill
1.375%, 07/23/2023 (A)	300	304
Carlisle
0.550%, 09/01/2023	175	174
DAE Funding LLC MTN
1.550%, 08/01/2024 (A)	450	444
Otis Worldwide
0.583%, VAR ICE LIBOR USD 3 Month + 0.450%, 04/05/2023	1,465	1,465
Roper Technologies
0.450%, 08/15/2022	150	150
Siemens Financieringsmaatschappij
0.479%, VAR United States Secured Overnight Financing Rate + 0.430%, 03/11/2024 (A)	575	579

		5,121

Information Technology — 1.9%
Analog Devices
0.299%, VAR United States Secured Overnight Financing Rate + 0.250%, 10/01/2024	310	310

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Fidelity National Information Services
0.375%, 03/01/2023	$425	$424
Hewlett Packard Enterprise
4.450%, 10/02/2023	250	266
Microchip Technology
0.972%, 02/15/2024 (A)	375	373
Micron Technology
2.497%, 04/24/2023	545	560
NXP BV
3.875%, 09/01/2022 (A)	364	374
Oracle
2.500%, 05/15/2022	500	504
salesforce.com
0.625%, 07/15/2024	1,460	1,457
Skyworks Solutions
0.900%, 06/01/2023	105	105
TD SYNNEX
1.250%, 08/09/2024 (A)	650	648
VMware
1.000%, 08/15/2024	1,160	1,162
0.600%, 08/15/2023	400	399

		6,582

Materials — 0.1%
International Flavors & Fragrances
0.697%, 09/15/2022 (A)	215	215
Martin Marietta Materials
0.650%, 07/15/2023	230	230

		445

Real Estate — 0.1%
Public Storage
0.520%, VAR United States Secured Overnight Financing Rate + 0.470%, 04/23/2024	310	310

Utilities — 4.6%
American Electric Power
0.612%, VAR ICE LIBOR USD 3 Month + 0.480%, 11/01/2023	1,060	1,060
Atmos Energy
0.625%, 03/09/2023	425	425
CenterPoint Energy
0.699%, VAR United States Secured Overnight Financing Rate + 0.650%, 05/13/2024	325	325
CenterPoint Energy Resources
0.700%, 03/02/2023	1,055	1,052
0.620%, VAR ICE LIBOR USD 3 Month + 0.500%, 03/02/2023	650	650

SEI Daily Income Trust / Quarterly Report / October 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cleco Power LLC
0.616%, VAR ICE LIBOR USD 3 Month + 0.500%, 06/15/2023 (A)	$650	$650
Dominion Energy
2.450%, 01/15/2023 (A)	550	562
0.646%, VAR ICE LIBOR USD 3 Month + 0.530%, 09/15/2023	1,445	1,446
DTE Energy
0.550%, 11/01/2022	475	475
Duke Energy
0.299%, VAR United States Secured Overnight Financing Rate + 0.250%, 06/10/2023	500	500
Mississippi Power
0.349%, VAR United States Secured Overnight Financing Rate + 0.300%, 06/28/2024	350	350
NextEra Energy Capital Holdings
0.589%, VAR United States Secured Overnight Financing Rate + 0.540%, 03/01/2023	1,350	1,355
0.450%, VAR United States Secured Overnight Financing Rate + 0.400%, 11/03/2023	705	706
0.401%, VAR ICE LIBOR USD 3 Month + 0.270%, 02/22/2023	575	575
OGE Energy
0.703%, 05/26/2023	245	245
ONE Gas
0.724%, VAR ICE LIBOR USD 3 Month + 0.610%, 03/11/2023	287	287
PPL Electric Utilities
0.382%, VAR ICE LIBOR USD 3 Month + 0.250%, 09/28/2023	875	875
0.379%, VAR United States Secured Overnight Financing Rate + 0.330%, 06/24/2024	465	465
Southern California Edison
0.879%, VAR United States Secured Overnight Financing Rate + 0.830%, 04/01/2024	960	963
0.389%, VAR ICE LIBOR USD 3 Month + 0.270%, 12/03/2021	1,485	1,485
Southern California Gas
0.466%, VAR ICE LIBOR USD 3 Month + 0.350%, 09/14/2023	970	970

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Virginia Electric and Power
3.450%, 09/01/2022	$750	$763

		16,184

Total Corporate Obligations (Cost $135,127) ($ Thousands)		135,375

ASSET-BACKED SECURITIES — 27.8%

Automotive — 13.3%
American Credit Acceptance Receivables Trust, Ser 2018-2, Cl D
4.070%, 07/10/2024 (A)	259	263
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl A
0.530%, 03/13/2024 (A)	134	134
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl B
0.610%, 03/13/2025 (A)	1,415	1,415
American Credit Acceptance Receivables Trust, Ser 2021-2, Cl B
0.680%, 05/13/2025 (A)	165	165
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl A
0.330%, 06/13/2025 (A)	149	149
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl B
0.660%, 02/13/2026 (A)	280	279
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl A
0.450%, 09/15/2025 (A)	840	840
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (A)	465	467
ARI Fleet Lease Trust, Ser 2020-A, Cl A3
1.800%, 08/15/2028 (A)	750	759
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (A)	135	135
Avid Automobile Receivables Trust, Ser 2021-1, Cl A
0.610%, 01/15/2025 (A)	230	230
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl A2A
1.770%, 11/21/2022 (A)	4	4
Capital One Prime Auto Receivables Trust, Ser 2020-1, Cl A3
1.600%, 11/15/2024	335	338
CarMax Auto Owner Trust, Ser 2017-4, Cl A4
2.330%, 05/15/2023	206	206
CarMax Auto Owner Trust, Ser 2018-2, Cl C
3.570%, 12/15/2023	400	407

6	SEI Daily Income Trust / Quarterly Report / October 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carmax Auto Owner Trust, Ser 2019-1, Cl A3
3.050%, 03/15/2024	$563	$569
CarMax Auto Owner Trust, Ser 2020-1, Cl A2
1.870%, 04/17/2023	20	20
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	309	308
Carvana Auto Receivables Trust, Ser 2021-N2, Cl A1
0.320%, 03/10/2028	76	76
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	220	219
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	875	873
Carvana Auto Receivables Trust, Ser 2021-P3, Cl A2
0.380%, 01/10/2025	251	251
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1
3.390%, 01/15/2031 (A)	115	117
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (A)	446	450
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
0.320%, VAR ICE LIBOR USD 1 Month + 0.230%, 04/15/2033 (A)	247	247
CPS Auto Receivables Trust, Ser 2020-C, Cl A
0.630%, 03/15/2024 (A)	44	44
CPS Auto Receivables Trust, Ser 2021-A, Cl A
0.350%, 01/16/2024 (A)	415	415
CPS Auto Receivables Trust, Ser 2021-A, Cl B
0.610%, 02/18/2025 (A)	390	390
CPS Auto Receivables Trust, Ser 2021-B, Cl A
0.370%, 03/17/2025 (A)	133	133
CPS Auto Receivables Trust, Ser 2021-B, Cl B
0.810%, 12/15/2025 (A)	455	455
CPS Auto Receivables Trust, Ser 2021-C, Cl B
0.840%, 07/15/2025 (A)	900	897
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (A)	1,525	1,544
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (A)	900	911

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (A)	$250	$249
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A1
0.414%, VAR ICE LIBOR USD 1 Month + 0.330%, 12/11/2034 (A)	535	536
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (A)	410	410
Drive Auto Receivables Trust, Ser 2017-3, Cl D
3.530%, 12/15/2023 (A)	74	74
Drive Auto Receivables Trust, Ser 2018-2, Cl D
4.140%, 08/15/2024	143	146
Drive Auto Receivables Trust, Ser 2021-1, Cl B
0.650%, 07/15/2025	160	160
DT Auto Owner Trust, Ser 2019-2A, Cl C
3.180%, 02/18/2025 (A)	368	371
DT Auto Owner Trust, Ser 2019-4A, Cl B
2.360%, 01/16/2024 (A)	284	285
DT Auto Owner Trust, Ser 2020-1A, Cl A
1.940%, 09/15/2023 (A)	2	2
DT Auto Owner Trust, Ser 2020-2A, Cl A
1.140%, 01/16/2024 (A)	103	103
DT Auto Owner Trust, Ser 2020-2A, Cl B
2.080%, 03/16/2026 (A)	680	687
DT Auto Owner Trust, Ser 2020-3A, Cl B
0.910%, 12/16/2024 (A)	915	918
DT Auto Owner Trust, Ser 2021-1A, Cl A
0.350%, 01/15/2025 (A)	506	506
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (A)	460	460
DT Auto Owner Trust, Ser 2021-2A, Cl A
0.410%, 03/17/2025 (A)	231	231
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (A)	220	220
DT Auto Owner Trust, Ser 2021-3A, Cl A
0.330%, 04/15/2025 (A)	598	597
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (A)	151	152
Enterprise Fleet Financing LLC, Ser 2019-2, Cl A2
2.290%, 02/20/2025 (A)	225	227
Enterprise Fleet Financing LLC, Ser 2019-3, Cl A2
2.060%, 05/20/2025 (A)	400	404

SEI Daily Income Trust / Quarterly Report / October 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A2
1.780%, 12/22/2025 (A)	$792	$799
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (A)	250	248
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (A)	980	977
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl D
3.530%, 11/15/2023 (A)	411	418
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl D
4.350%, 06/17/2024 (A)	374	381
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl B
0.500%, 02/18/2025	695	695
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B
0.570%, 09/15/2025	570	569
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (A)	249	248
First Investors Auto Owner Trust, Ser 2019-2A, Cl A
2.210%, 09/16/2024 (A)	64	65
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/2026 (A)	1,307	1,306
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (A)	29	29
Flagship Credit Auto Trust, Ser 2019-3, Cl A
2.330%, 02/15/2024 (A)	76	76
Flagship Credit Auto Trust, Ser 2019-4, Cl A
2.170%, 06/17/2024 (A)	105	106
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/2024 (A)	131	132
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (A)	75	75
Flagship Credit Auto Trust, Ser 2020-4, Cl A
0.530%, 04/15/2025 (A)	446	446
Flagship Credit Auto Trust, Ser 2021-1, Cl A
0.310%, 06/16/2025 (A)	367	367
Flagship Credit Auto Trust, Ser 2021-2, Cl A
0.370%, 12/15/2026 (A)	476	475
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (A)	285	284
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (A)	333	332
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (A)	170	173

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Foursight Capital Automobile Receivables Trust, Ser 2021-1, Cl A2
0.400%, 08/15/2024 (A)	$424	$424
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A2
0.400%, 04/15/2025 (A)	255	255
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (A)	130	129
GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A
2.470%, 11/15/2023 (A)	29	29
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl A
2.170%, 02/15/2024 (A)	64	64
GLS Auto Receivables Issuer Trust, Ser 2020-3A, Cl A
0.690%, 10/16/2023 (A)	35	35
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl B
0.820%, 04/15/2025 (A)	515	516
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/2025 (A)	807	807
GLS Auto Receivables Trust, Ser 2021-2A, Cl A
0.310%, 11/15/2024 (A)	192	191
GLS Auto Receivables Trust, Ser 2021-2A, Cl B
0.770%, 09/15/2025 (A)	390	389
GM Financial Consumer Automobile Receivables Trust, Ser 2018-4, Cl A3
3.210%, 10/16/2023	137	138
JPMorgan Chase Bank, Ser 2020-1, Cl B
0.991%, 01/25/2028 (A)	477	478
JPMorgan Chase Bank, Ser 2020-2, Cl B
0.840%, 02/25/2028 (A)	970	970
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (A)	875	875
Mercedes-Benz Auto Lease Trust, Ser 2020-B, Cl A3
0.400%, 11/15/2023	490	490
NextGear Floorplan Master Owner Trust, Ser 2020-1A, Cl A1
0.890%, VAR ICE LIBOR USD 1 Month + 0.800%, 02/15/2025 (A)	1,635	1,647
Prestige Auto Receivables Trust, Ser 2020-1A, Cl A2
0.520%, 02/15/2024 (A)	200	200

8	SEI Daily Income Trust / Quarterly Report / October 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (A)	$72	$72
Santander Drive Auto Receivables Trust, Ser 2019-3, Cl C
2.490%, 10/15/2025	260	261
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	100	101
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A3
0.520%, 07/15/2024	372	372
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	275	276
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	185	185
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl B
0.600%, 12/15/2025	235	234
Santander Retail Auto Lease Trust, Ser 2021-B, Cl A2
0.310%, 01/22/2024 (A)	435	435
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (A)	85	85
Tesla Auto Lease Trust, Ser 2019-A, Cl A2
2.130%, 04/20/2022 (A)	128	128
Tesla Auto Lease Trust, Ser 2020-A, Cl A2
0.550%, 05/22/2023 (A)	283	283
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (A)	192	192
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl B
1.610%, 03/17/2025 (A)	1,290	1,299
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl A
0.740%, 04/15/2024 (A)	394	394
UNIFY Auto Receivables Trust, Ser 2021-1A, Cl A2
0.390%, 02/15/2024 (A)	400	400
United Auto Credit Securitization Trust, Ser 2021-1, Cl B
0.680%, 03/11/2024 (A)	825	826
Westlake Automobile Receivables Trust, Ser 2018-3A, Cl D
4.000%, 10/16/2023 (A)	570	575
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl C
2.840%, 07/15/2024 (A)	565	569

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl B
2.410%, 10/15/2024 (A)	$925	$928
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl A2
0.560%, 05/15/2024 (A)	699	700
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/2026 (A)	400	400
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/2025 (A)	285	285
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (A)	220	219
Wheels SPV 2 LLC, Ser 2021-1A, Cl A
0.366%, VAR ICE LIBOR USD 1 Month + 0.280%, 08/20/2029 (A)	902	903
World Omni Auto Receivables Trust, Ser 2020-B, Cl A2A
0.550%, 07/17/2023	266	266

		46,674

Credit Card — 0.4%
Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2
1.720%, 08/15/2024	136	137
Mercury Financial Credit Card Master Trust, Ser 2021-1A, Cl A
1.540%, 03/20/2026	510	511
Synchrony Card Funding LLC, Ser 2019-A1, Cl A
2.950%, 03/15/2025	670	677

		1,325

Miscellaneous Business Services — 14.0%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
0.769%, VAR ICE LIBOR USD 1 Month + 0.680%, 01/25/2035	43	43
Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (A)	95	96
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (A)	250	252
Affirm Asset Securitization Trust, Ser 2021-A, Cl A
0.880%, 08/15/2025	130	130
Affirm Asset Securitization Trust, Ser 2021-B, Cl A
1.030%, 08/17/2026 (A)	355	353

SEI Daily Income Trust / Quarterly Report / October 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (A)	$347	$348
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (A)	428	427
Apidos CLO XII, Ser 2018-12A, Cl AR
1.204%, VAR ICE LIBOR USD 3 Month + 1.080%, 04/15/2031 (A)	600	601
Apidos CLO XV, Ser 2018-15A, Cl A1RR
1.142%, VAR ICE LIBOR USD 3 Month + 1.010%, 04/20/2031 (A)	530	530
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046	280	279
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (A)	275	274
Barings CLO, Ser 2018-3A, Cl A1
1.082%, VAR ICE LIBOR USD 3 Month + 0.950%, 07/20/2029 (A)	322	322
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (A)(B)	176	177
Benefit Street Partners CLO X, Ser 2021-10A, Cl X
0.732%, VAR ICE LIBOR USD 3 Month + 0.600%, 04/20/2034 (A)	206	206
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
1.074%, VAR ICE LIBOR USD 3 Month + 0.950%, 10/15/2030 (A)	600	600
Carbone CLO, Ser 2017-1A, Cl A1
1.272%, VAR ICE LIBOR USD 3 Month + 1.140%, 01/20/2031 (A)	250	250
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
1.092%, VAR ICE LIBOR USD 3 Month + 0.970%, 04/17/2031 (A)	648	648
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
1.000%, VAR ICE LIBOR USD 3 Month + 0.980%, 07/20/2031 (A)	775	775
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (A)	282	282
CIFC Funding, Ser 2017-1A, Cl ARR
1.238%, VAR ICE LIBOR USD 3 Month + 1.110%, 01/22/2031 (A)	325	325
CIFC Funding, Ser 2018-2A, Cl A1
1.172%, VAR ICE LIBOR USD 3 Month + 1.040%, 04/20/2031 (A)	300	300

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2018-3A, Cl AR
0.994%, VAR ICE LIBOR USD 3 Month + 0.870%, 04/19/2029 (A)	$372	$372
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU
3.554%, 12/05/2022 (A)(B)	30	30
CNH Equipment Trust, Ser 2019-A, Cl A3
3.010%, 04/15/2024	94	95
CNH Equipment Trust, Ser 2020-A, Cl A2
1.080%, 07/17/2023	49	49
Columbia Cent CLO 27, Ser 2018-27A, Cl A1
1.274%, VAR ICE LIBOR USD 3 Month + 1.150%, 10/25/2028 (A)	465	465
Conn’s Receivables Funding LLC, Ser 2020-A, Cl A
1.710%, 06/16/2025 (A)	69	70
Consumer Loan Underlying Bond CLUB Credit Trust, Ser 2020-P1, Cl A
2.260%, 03/15/2028 (A)	28	28
Crossroads Asset Trust, Ser 2021-A, Cl A2
0.820%, 03/20/2024 (A)	336	336
Dewolf Park CLO, Ser 2021-1A, Cl AR
1.044%, VAR ICE LIBOR USD 3 Month + 0.920%, 10/15/2030 (A)	600	600
DLLMT LLC, Ser 2021-1A, Cl A2
0.600%, 03/20/2024 (A)	325	325
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (A)	161	161
Ford Credit Floorplan Master Owner Trust A, Ser 2019-2, Cl B
3.250%, 04/15/2026	400	421
FREED ABS Trust, Ser 2021-3FP, Cl A
0.620%, 11/20/2028 (A)	170	170
Galaxy XV CLO, Ser 2021-15A, Cl ARR
1.094%, VAR ICE LIBOR USD 3 Month + 0.970%, 10/15/2030 (A)	500	500
Galaxy XXIII CLO, Ser 2021-23A, Cl AR
0.994%, VAR ICE LIBOR USD 3 Month + 0.870%, 04/24/2029 (A)	619	620
Goldentree Loan Management US CLO 2, Ser 2021-2A, Cl AR
0.000%, (A)(C)	400	400
GreatAmerica Leasing Receivables Funding LLC, Ser 2021-2, Cl A2
0.380%, 03/15/2024 (A)	390	389
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	137	141
Home Partners of America Trust, Ser 2017-1, Cl B
1.436%, VAR ICE LIBOR USD 1 Month + 1.350%, 07/17/2034 (A)	625	625

10	SEI Daily Income Trust / Quarterly Report / October 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Home Partners of America Trust, Ser 2018-1, Cl A
0.986%, VAR ICE LIBOR USD 1 Month + 0.900%, 07/17/2037 (A)	$479	$479
HPEFS Equipment Trust, Ser 2020-1A, Cl A2
1.730%, 02/20/2030 (A)	26	26
HPEFS Equipment Trust, Ser 2021-2A, Cl B
0.610%, 09/20/2028 (A)	225	223
HPS Loan Management, Ser 2021-19, Cl XR
0.724%, VAR ICE LIBOR USD 3 Month + 0.600%, 01/25/2034 (A)	307	307
KKR CLO 11, Ser 2017-11, Cl AR
1.304%, VAR ICE LIBOR USD 3 Month + 1.180%, 01/15/2031 (A)	325	325
KKR CLO 21, Ser 2018-21, Cl A
1.124%, VAR ICE LIBOR USD 3 Month + 1.000%, 04/15/2031 (A)	465	465
Kubota Credit Owner Trust, Ser 2020-2A, Cl A2
0.410%, 06/15/2023 (A)	148	148
LCM XXIII, Ser 2020-23A, Cl A1R
1.202%, VAR ICE LIBOR USD 3 Month + 1.070%, 10/20/2029 (A)	545	545
LCM XXIV, Ser 2021-24A, Cl AR
1.112%, VAR ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (A)	540	541
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
1.130%, VAR ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (A)	500	501
Madison Park Funding XXX, Ser 2018-30A, Cl A
0.874%, VAR ICE LIBOR USD 3 Month + 0.750%, 04/15/2029 (A)	870	871
Magnetite VII, Ser 2018-7A, Cl A1R2
0.924%, VAR ICE LIBOR USD 3 Month + 0.800%, 01/15/2028 (A)	784	785
Magnetite VIII, Ser 2018-8A, Cl AR2
1.104%, VAR ICE LIBOR USD 3 Month + 0.980%, 04/15/2031 (A)	685	685
Marlette Funding Trust, Ser 2019-4A, Cl A
2.390%, 12/17/2029 (A)	55	55
Marlette Funding Trust, Ser 2021-1A, Cl A
0.600%, 06/16/2031 (A)	94	94
Marlette Funding Trust, Ser 2021-2A, Cl A
0.510%, 09/15/2031 (A)	190	190
Marlette Funding Trust, Ser 2021-3A, Cl A
0.650%, 12/15/2031 (A)	295	295
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (A)(B)	83	85

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (A)(B)	$156	$158
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062 (A)(B)	88	89
MMAF Equipment Finance LLC, Ser 2019-A, Cl A3
2.840%, 11/13/2023 (A)	99	100
MMAF Equipment Finance LLC, Ser 2019-B, Cl A2
2.070%, 10/12/2022 (A)	21	21
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A2
0.380%, 08/14/2023 (A)	537	537
Navient Private Education Refi Loan Trust, Ser 2020-CA, Cl A1
0.840%, VAR ICE LIBOR USD 1 Month + 0.750%, 11/15/2068 (A)	299	299
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	698	703
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	278	276
Navient Student Loan Trust, Ser 2018-1A, Cl A2
0.439%, VAR ICE LIBOR USD 1 Month + 0.350%, 03/25/2067 (A)	226	226
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
1.052%, VAR ICE LIBOR USD 3 Month + 0.930%, 10/18/2029 (A)	910	912
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
1.065%, 10/18/2030 (A)	600	600
New Residential Mortgage LLC, Ser 2018-FNT1, Cl A
3.610%, 05/25/2023 (A)	164	164
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A
3.790%, 07/25/2054	113	113
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A1
0.740%, VAR ICE LIBOR USD 1 Month + 0.650%, 02/15/2024 (A)	770	771
Nissan Master Owner Trust Receivables, Ser 2019-A, Cl A
0.650%, VAR ICE LIBOR USD 1 Month + 0.560%, 02/15/2024	1,520	1,522
NYCTL Trust, Ser 2019-A, Cl A
2.190%, 11/10/2032 (A)	135	134

SEI Daily Income Trust / Quarterly Report / October 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
OCP CLO, Ser 2018-5A, Cl A1R
1.205%, VAR ICE LIBOR USD 3 Month + 1.080%, 04/26/2031 (A)	$135	$135
Octagon Investment Partners XVI, Ser 2018-1A, Cl A1R
1.142%, VAR ICE LIBOR USD 3 Month + 1.020%, 07/17/2030 (A)	250	250
Octagon Investment Partners XXI, Ser 2021- 1A, Cl XR3
0.775%, VAR ICE LIBOR USD 3 Month + 0.650%, 02/14/2031 (A)	150	150
Onemain Financial Issuance Trust, Ser 2018-1A, Cl A
3.300%, 03/14/2029 (A)	109	109
OneMain Financial Issuance Trust, Ser 2019-1A, Cl A
3.480%, 02/14/2031 (A)	186	186
OZLM VII, Ser 2018-7RA, Cl A1R
1.132%, VAR ICE LIBOR USD 3 Month + 1.010%, 07/17/2029 (A)	535	535
OZLM VIII, Ser 2018-8A, Cl A1RR
1.292%, VAR ICE LIBOR USD 3 Month + 1.170%, 10/17/2029 (A)	744	744
OZLM XII, Ser 2018-12A, Cl A1R
1.182%, VAR ICE LIBOR USD 3 Month + 1.050%, 04/30/2027 (A)	122	122
Palmer Square Loan Funding, Ser 2021-3A, Cl A1
0.971%, VAR ICE LIBOR USD 3 Month + 0.800%, 07/20/2029 (A)	605	605
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
0.000%, 10/15/2029 (A)(C)	850	850
PFS Financing, Ser 2020-B, Cl A
1.210%, 06/15/2024 (A)	1,235	1,242
PFS Financing, Ser 2020-F, Cl A
0.930%, 08/15/2024 (A)	1,375	1,381
PFS Financing, Ser 2020-G, Cl A
0.970%, 02/15/2026 (A)	750	749
Regional Management Issuance Trust, Ser 2019-1, Cl A
3.050%, 11/15/2028 (A)	115	116
SCF Equipment Leasing LLC, Ser 2020-1A, Cl A2
0.680%, 10/20/2025 (A)	345	345
SCF Equipment Leasing LLC, Ser 2021-1A, Cl A2
0.420%, 08/20/2026 (A)	766	765
Sequoia Infrastructure Funding I, Ser 2021- 1A, Cl A
1.524%, VAR ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (A)	753	753

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Shackleton, Ser 2018-6RA, Cl A
1.142%, VAR ICE LIBOR USD 3 Month + 1.020%, 07/17/2028 (A)	$358	$358
Sierra Timeshare Conduit Receivables Funding LLC, Ser 2017-1A, Cl A
2.910%, 03/20/2034 (A)	782	785
SMB Private Education Loan Trust, Ser 2021-A, Cl A1
0.584%, VAR ICE LIBOR USD 1 Month + 0.500%, 01/15/2053 (A)	715	715
SoFi Consumer Loan Program, Ser 2019-3, Cl A
2.900%, 05/25/2028 (A)	1	1
SoFi Consumer Loan Program, Ser 2019-4, Cl A
2.450%, 08/25/2028 (A)	126	127
SoFi Consumer Loan Program, Ser 2020-1, Cl A
2.020%, 01/25/2029 (A)	179	180
SoFi Consumer Loan Program, Ser 2021-1, Cl A
0.490%, 09/25/2030 (A)	415	414
SoFi Professional Loan Program, Ser 2020- A, Cl A1FX
2.060%, 05/15/2046 (A)	91	91
Structured Asset Investment Loan Trust, Ser 2005-6, Cl M2
0.869%, VAR ICE LIBOR USD 1 Month + 0.780%, 07/25/2035	345	346
Symphony CLO XIV, Ser 2019-14A, Cl AR
1.077%, VAR ICE LIBOR USD 3 Month + 0.950%, 07/14/2026 (A)	271	272
Symphony CLO XVIII, Ser 2021-18A, Cl X
0.879%, 07/23/2033 (A)	413	412
Symphony Static CLO I, Ser 2021-1A, Cl A
0.959%, 10/25/2029 (A)	555	555
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (A)(B)	15	15
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (A)(B)	55	55
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (A)(B)	362	366
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (A)(B)	362	366
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (A)(B)	244	248

12	SEI Daily Income Trust / Quarterly Report / October 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.689%, VAR ICE LIBOR USD 1 Month + 0.600%, 02/25/2057 (A)	$238	$238
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (A)(B)	99	101
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058 (A)(B)	69	70
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.089%, VAR ICE LIBOR USD 1 Month + 1.000%, 05/25/2058 (A)	356	359
Towd Point Mortgage Trust, Ser 2019-HY3, Cl A1A
1.089%, VAR ICE LIBOR USD 1 Month + 1.000%, 10/25/2059 (A)	195	197
Treman Park CLO, Ser 2018-1A, Cl ARR
1.202%, VAR ICE LIBOR USD 3 Month + 1.070%, 10/20/2028 (A)	322	322
Tryon Park CLO, Ser 2018-1A, Cl A1SR
1.014%, VAR ICE LIBOR USD 3 Month + 0.890%, 04/15/2029 (A)	792	793
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030 (A)	312	313
Upstart Securitization Trust, Ser 2021-2, Cl A
0.910%, 06/20/2031 (A)	450	450
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (A)	565	563
Verizon Owner Trust, Ser 2019-C, Cl A1A
1.940%, 04/22/2024	95	96
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	545	545
Verizon Owner Trust, Ser 2020-C, Cl A
0.410%, 04/21/2025	175	175
Vibrant CLO VI, Ser 2021-6A, Cl AR
1.072%, VAR ICE LIBOR USD 3 Month + 0.950%, 06/20/2029 (A)	500	500
Voya CLO, Ser 2018-2A, Cl A1R
1.094%, VAR ICE LIBOR USD 3 Month + 0.970%, 04/25/2031 (A)	475	476
Voya CLO, Ser 2018-2A, Cl AR
1.094%, VAR ICE LIBOR USD 3 Month + 0.970%, 07/23/2027 (A)	547	546
Voya CLO, Ser 2020-1A, Cl AR
1.184%, VAR ICE LIBOR USD 3 Month + 1.060%, 04/15/2031 (A)	575	576

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2020-2A, Cl A1RR
1.142%, VAR ICE LIBOR USD 3 Month + 1.020%, 04/17/2030 (A)	$497	$497
Voya CLO, Ser 2021-1A, Cl A1R
1.072%, VAR ICE LIBOR USD 3 Month + 0.950%, 04/17/2030 (A)	460	460
Voya CLO, Ser 2021-2A, Cl A1R
1.104%, VAR ICE LIBOR USD 3 Month + 0.980%, 06/07/2030 (A)	940	940
Z Capital Credit Partners CLO, Ser 2018-1A, Cl A1R
1.072%, VAR ICE LIBOR USD 3 Month + 0.950%, 07/16/2027 (A)	30	30

		48,850

Mortgage Related — 0.1%
Asset Backed Securities Home Equity Loan Trust, Ser 2006-HE1, Cl A4
0.689%, VAR ICE LIBOR USD 1 Month + 0.600%, 01/25/2036	461	461

Total Asset-Backed Securities (Cost $97,355) ($ Thousands)		97,310

MORTGAGE-BACKED SECURITIES — 15.6%

Agency Mortgage-Backed Obligations — 1.7%
FHLMC
2.090%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.031%	8	8
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	211	214
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	300	317
FHLMC REMIC, Ser 2013-4159, Cl LA
3.500%, 02/15/2040	45	45
FHLMC REMIC, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	196	199
FHLMC REMIC, Ser 2014-4297, Cl CA
3.000%, 12/15/2030	100	100
FHLMC REMIC, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	351	359
FHLMC REMIC, Ser 2014-4385, Cl Q
3.000%, 07/15/2039	26	26
FHLMC REMIC, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	188	192
FNMA
6.000%, 01/01/2027	6	7
5.500%, 12/01/2023 to 12/01/2024	21	20

SEI Daily Income Trust / Quarterly Report / October 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
5.000%, 02/01/2023 to 03/01/2025	$4	$4
3.500%, 08/01/2032	430	459
3.000%, 10/01/2030	154	164
3.000%, 12/01/2030 (D)	579	610
2.340%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.215%	3	3
2.016%, VAR ICE LIBOR USD 6 Month + 1.775%, 09/01/2024	3	3
2.005%, VAR ICE LIBOR USD 6 Month + 1.824%, 09/01/2024	6	6
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/2023	1	1
FNMA REMIC, Ser 2001-33, Cl FA
0.539%, VAR ICE LIBOR USD 1 Month + 0.450%, 07/25/2031	3	3
FNMA REMIC, Ser 2002-64, Cl FG
0.336%, VAR ICE LIBOR USD 1 Month + 0.250%, 10/18/2032	1	1
FNMA REMIC, Ser 2011-87, Cl JA
3.000%, 06/25/2040	16	16
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	186	189
FNMA REMIC, Ser 2013-97, Cl KA
3.000%, 11/25/2031	42	44
FNMA REMIC, Ser 2015-46, Cl BA
3.000%, 05/25/2041	69	70
FNMA, Ser 2012-M4, Cl 1A2
2.976%, 04/25/2022 (B)	15	15
FNMA, Ser 2012-M9, Cl A2
2.482%, 04/25/2022	44	45
FNMA, Ser 2017-M13, Cl FA
0.487%, VAR ICE LIBOR USD 1 Month + 0.400%, 10/25/2024	49	49
FREMF Mortgage Trust, Ser 2013-K32, Cl B
3.531%, 10/25/2046 (A)(B)	655	682
FREMF Mortgage Trust, Ser 2013-K33, Cl B
3.497%, 08/25/2046 (A)(B)	1,100	1,147
GNMA, Ser 2010-151, Cl KA
3.000%, 09/16/2039	24	25
GNMA, Ser 2013-190, Cl GA
2.500%, 11/20/2038	127	127
GNMA, Ser 2015-119, Cl TG
1.800%, 05/20/2041	176	176
GNMA, Ser 2015-56, Cl LB
1.500%, 04/16/2040	397	400

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	$111	$111

		5,837

Non-Agency Mortgage-Backed Obligations — 13.9%
Angel Oak Mortgage Trust I LLC, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (A)(B)	155	156
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049 (A)(B)	126	127
Angel Oak Mortgage Trust LLC, Ser 2018-3, Cl A1
3.649%, 09/25/2048 (A)(B)	47	47
Angel Oak Mortgage Trust LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (A)(B)	122	123
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059 (A)(B)	68	69
Angel Oak Mortgage Trust LLC, Ser 2020-2, Cl A1A
2.531%, 01/26/2065 (A)(B)	286	290
Angel Oak Mortgage Trust LLC, Ser 2020-3, Cl A1
1.691%, 04/25/2065 (A)(B)	358	360
Angel Oak Mortgage Trust LLC, Ser 2020-4, Cl A1
1.469%, 06/25/2065 (A)(B)	235	236
Angel Oak Mortgage Trust LLC, Ser 2020- R1, Cl A1
0.990%, 04/25/2053 (A)(B)	186	185
Angel Oak Mortgage Trust LLC, Ser 2021-1, Cl A1
0.909%, 01/25/2066 (A)(B)	500	498
Angel Oak Mortgage Trust LLC, Ser 2021-3, Cl A1
1.068%, 05/25/2066 (A)(B)	375	374
Angel Oak Mortgage Trust LLC, Ser 2021-5, Cl A1
0.951%, 07/25/2066 (A)(B)	654	651
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048 (A)(B)	182	182
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
2.676%, 07/25/2035 (B)	32	32
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
2.491%, 11/25/2035 (B)	5	5
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	472	467

14	SEI Daily Income Trust / Quarterly Report / October 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust, Ser 2005-3, Cl 2A1
3.044%, 06/25/2035 (B)	$19	$20
Bear Stearns ARM Trust, Ser 2005-6, Cl 3A1
2.343%, 08/25/2035 (B)	39	39
BFLD Trust, Ser 2020-OBRK, Cl A
2.140%, VAR ICE LIBOR USD 1 Month + 2.050%, 11/15/2028 (A)	325	325
BPR Trust, Ser 2021-TY, Cl A
1.140%, VAR ICE LIBOR USD 1 Month + 1.050%, 09/15/2038 (A)	960	960
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060 (A)(B)	214	215
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049 (A)(B)	209	209
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060 (A)(B)	295	294
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/26/2060 (A)(B)	402	402
BSREP Commercial Mortgage Trust, Ser 2021-DC, Cl A
1.041%, VAR ICE LIBOR USD 1 Month + 0.950%, 08/15/2038 (A)	890	890
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055 (A)(B)	154	155
BWAY Mortgage Trust, Ser 2015-1515, Cl A1
2.809%, 03/10/2033 (A)	209	215
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.010%, VAR ICE LIBOR USD 1 Month + 0.920%, 10/15/2036 (A)	1,436	1,436
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
1.170%, VAR ICE LIBOR USD 1 Month + 1.080%, 10/15/2036 (A)	374	374
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl B
0.960%, VAR ICE LIBOR USD 1 Month + 0.870%, 06/15/2038 (A)	625	624
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl B
0.942%, VAR ICE LIBOR USD 1 Month + 0.852%, 05/15/2038 (A)	600	598
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
0.742%, VAR ICE LIBOR USD 1 Month + 0.652%, 05/15/2038 (A)	345	344

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
0.790%, VAR ICE LIBOR USD 1 Month + 0.700%, 09/15/2036 (A)	$275	$275
BX Trust, Ser 2021-LGCY, Cl A
0.606%, VAR ICE LIBOR USD 1 Month + 0.506%, 10/15/2023 (A)	600	594
BX, Ser 2021-MFM1, Cl B
1.040%, VAR ICE LIBOR USD 1 Month + 0.950%, 01/15/2034 (A)	550	550
CHC Commercial Mortgage Trust, Ser 2019-CHC, Cl A
1.210%, VAR ICE LIBOR USD 1 Month + 1.120%, 06/15/2034 (A)	839	839
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (A)(B)	150	152
Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Cl A
4.149%, 01/10/2036 (A)	275	292
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.659%, 09/25/2034 (B)	7	7
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
2.802%, 03/25/2036 (B)	45	39
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
2.708%, 02/25/2058 (A)(B)	177	182
Citigroup Mortgage Loan Trust, Ser 2019-IMC1, Cl A1
2.720%, 07/25/2049 (A)(B)	57	57
Cold Storage Trust, Ser 2020-ICE5, Cl A
0.990%, VAR ICE LIBOR USD 1 Month + 0.900%, 11/15/2037 (A)	708	708
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064 (A)(B)	270	269
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1
2.488%, 02/25/2050 (B)	123	123
COLT Mortgage Loan Trust, Ser 2020-1R, Cl A1
1.255%, 09/25/2065 (A)(B)	231	232
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065 (A)(B)	203	203
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065 (A)(B)	111	112
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066 (A)(B)	278	275

SEI Daily Income Trust / Quarterly Report / October 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066 (A)(B)	$332	$330
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054 (A)	193	192
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066 (A)(B)	575	573
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066 (A)(B)	599	596
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	11	11
COMM Mortgage Trust, Ser 2015-CR22, Cl A2
2.856%, 03/10/2048	165	165
COMM Mortgage Trust, Ser 2015-CR23, Cl A2
2.852%, 05/10/2048	269	272
COMM Mortgage Trust, Ser 2021-LBA, Cl B
1.040%, VAR ICE LIBOR USD 1 Month + 0.950%, 03/15/2038 (A)	1,030	1,018
CORE Mortgage Trust, Ser 2019-CORE, Cl A
0.970%, VAR ICE LIBOR USD 1 Month + 0.880%, 12/15/2031 (A)	149	149
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.629%, VAR ICE LIBOR USD 1 Month + 0.540%, 02/25/2035	9	8
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.070%, VAR ICE LIBOR USD 1 Month + 0.980%, 05/15/2036 (A)	475	475
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
1.320%, VAR ICE LIBOR USD 1 Month + 1.230%, 05/15/2036 (A)	1,240	1,239
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049 (A)	629	634
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056 (A)(B)	295	293
CSMC Trust, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066 (A)(B)	527	524
CSMC Trust, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066 (A)(B)	602	599
DBCG Mortgage Trust, Ser 2017-BBG, Cl A
0.790%, VAR ICE LIBOR USD 1 Month + 0.700%, 06/15/2034 (A)	200	199

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2019-4A, Cl A1
2.791%, 10/25/2059 (A)(B)	$228	$228
Deephaven Residential Mortgage Trust, Ser 2020-2, Cl A1
1.692%, 05/25/2065 (A)	139	140
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065 (A)(B)	150	150
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066 (A)(B)	132	132
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059 (A)(B)	46	47
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065 (A)(B)	93	93
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066 (A)(B)	92	91
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066 (A)(B)	197	196
Extended Stay America Trust, Ser 2021-ESH, Cl B
1.471%, VAR ICE LIBOR USD 1 Month + 1.380%, 07/15/2038 (A)	249	249
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
4.789%, VAR ICE LIBOR USD 1 Month + 4.700%, 04/25/2028	581	602
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ2, Cl M3
3.339%, VAR ICE LIBOR USD 1 Month + 3.250%, 05/25/2025	207	210
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
5.989%, VAR ICE LIBOR USD 1 Month + 5.900%, 10/25/2028	474	498
FNMA Connecticut Avenue Securities, Ser 2017-C05, Cl 1M2A
2.289%, VAR ICE LIBOR USD 1 Month + 2.200%, 01/25/2030	269	270
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2
0.939%, VAR ICE LIBOR USD 1 Month + 0.850%, 10/25/2030	105	105
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065 (A)	135	136
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065 (A)(B)	476	475

16	SEI Daily Income Trust / Quarterly Report / October 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066 (A)(B)	$244	$242
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066 (A)(B)	351	349
GCAT, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066 (A)(B)	919	913
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.091%, 11/19/2035 (B)	68	67
GS Mortgage Securities Trust, Ser 2012-ALOH, Cl A
3.551%, 04/10/2034 (A)	500	503
GS Mortgage Securities Trust, Ser 2015-GS1, Cl AAB
3.553%, 11/10/2048	110	116
GS Mortgage Securities Trust, Ser 2016-GS4, Cl A2
2.905%, 11/10/2049	9	9
GS Mortgage Securities Trust, Ser 2021-RENT, Cl A
0.786%, VAR ICE LIBOR USD 1 Month + 0.700%, 11/21/2035 (A)	450	450
GS Mortgage-Backed Securities Trust, Ser 2019-SL1, Cl A1
2.625%, 01/25/2059 (A)(B)	222	224
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.689%, 07/25/2035 (B)	89	63
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
2.847%, 05/25/2037 (B)	66	49
Impac CMB Trust, Ser 2004-9, Cl 1A1
0.849%, VAR ICE LIBOR USD 1 Month + 0.760%, 01/25/2035	18	18
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.609%, VAR ICE LIBOR USD 1 Month + 0.520%, 04/25/2035	21	21
Impac CMB Trust, Ser 2005-3, Cl A1
0.569%, VAR ICE LIBOR USD 1 Month + 0.480%, 08/25/2035	22	21
Impac CMB Trust, Ser 2005-5, Cl A1
0.729%, VAR ICE LIBOR USD 1 Month + 0.320%, 08/25/2035	15	15
Impac CMB Trust, Ser 2005-8, Cl 1A
0.609%, VAR ICE LIBOR USD 1 Month + 0.520%, 02/25/2036	51	49
Imperial Fund Mortgage Trust, Ser 2021- NQM1, Cl A1
1.071%, 06/25/2056 (A)(B)	485	480
Imperial Fund Mortgage Trust, Ser 2021- NQM2, Cl A1
1.073%, 09/25/2056 (A)(B)	293	292

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056 (A)(B)	$260	$260
JPMorgan Chase Bank, Ser 2021-CL1, Cl M1
1.349%, VAR SOFR30A + 1.300%, 03/25/2051 (A)	517	517
JPMorgan Chase Commercial Mortgage Securities, Ser 2021-MHC, Cl A
0.890%, VAR ICE LIBOR USD 1 Month + 0.800%, 04/15/2038 (A)	482	482
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
2.946%, 08/25/2035 (B)	19	18
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
3.051%, 05/25/2037 (B)	41	39
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.888%, 10/25/2029 (A)(B)	175	179
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
0.839%, VAR ICE LIBOR USD 1 Month + 0.750%, 04/25/2046 (A)	151	151
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
0.890%, VAR ICE LIBOR USD 1 Month + 0.800%, 05/15/2036 (A)	190	190
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (A)	1,337	1,355
LSTAR Securities Investment, Ser 2019-4, Cl A1
2.582%, VAR ICE LIBOR USD 1 Month + 2.500%, 05/01/2024 (A)	282	278
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A
0.839%, VAR ICE LIBOR USD 1 Month + 0.750%, 04/25/2055 (A)	830	827
Merit, Ser 2020-HILL, Cl A
1.241%, VAR ICE LIBOR USD 1 Month + 1.150%, 08/15/2037 (A)	764	764
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-3, Cl 2A1
2.927%, 06/25/2037 (B)	45	37
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065 (A)(B)	113	113
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065 (A)(B)	159	158
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056 (A)(B)	286	284
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065 (A)(B)	324	323
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064 (A)(B)	315	314

SEI Daily Income Trust / Quarterly Report / October 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
1.191%, VAR ICE LIBOR USD 1 Month + 1.101%, 04/15/2038 (A)	$1,670	$1,670
MHP, Ser 2021-STOR, Cl A
0.790%, VAR ICE LIBOR USD 1 Month + 0.700%, 07/15/2038 (A)	155	155
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060 (A)(B)	222	221
Morgan Stanley Capital I Trust, Ser 2012-STAR, Cl A1
2.084%, 08/05/2034 (A)	25	25
Mortgage Repurchase Agreement Financing Trust, Ser 2021-1, Cl A1
0.584%, VAR ICE LIBOR USD 1 Month + 0.500%, 03/10/2022 (A)	300	300
MortgageIT Trust, Ser 2005-5, Cl A1
0.609%, VAR ICE LIBOR USD 1 Month + 0.520%, 12/25/2035	46	47
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A
0.990%, VAR ICE LIBOR USD 1 Month + 0.900%, 12/15/2033 (A)	520	519
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (A)(B)	137	146
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (A)(B)	313	331
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
4.000%, 09/25/2057 (A)(B)	159	167
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (A)(B)	64	64
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060 (A)(B)	144	145
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058 (A)(B)	166	166
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056 (A)(B)	570	567
OBX Trust, Ser 2018-1, Cl A2
0.739%, VAR ICE LIBOR USD 1 Month + 0.650%, 06/25/2057 (A)	24	24
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061 (A)(B)	416	415

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
0.345%, VAR ICE LIBOR USD 3 Month + 0.220%, 11/15/2038 (A)	$66	$64
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051 (A)(B)	163	161
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 02/25/2024 (A)(B)	96	97
RFMSI Trust, Ser 2007-SA3, Cl 2A1
4.230%, 07/27/2037 (B)	51	44
RMF Buyout Issuance Trust, Ser 2020-1, Cl A
2.158%, 02/25/2030 (A)(B)	135	135
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.626%, VAR ICE LIBOR USD 1 Month + 0.540%, 01/20/2035	8	8
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048 (A)(B)	44	44
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061 (A)(B)	616	612
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065 (A)(B)	252	252
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (A)(B)	148	149
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065 (A)(B)	85	85
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065 (A)(B)	119	119
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056 (A)(B)	428	426
Toorak Mortgage Corp, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056 (A)(B)	291	290
TTAN, Ser 2021-MHC, Cl B
1.191%, VAR ICE LIBOR USD 1 Month + 1.100%, 03/15/2038 (A)	275	275
TTAN, Ser 2021-MHC, Cl A
0.941%, VAR ICE LIBOR USD 1 Month + 0.850%, 03/15/2038 (A)	440	440
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (A)	91	92
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059 (A)(B)	125	127
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060 (A)	76	76

18	SEI Daily Income Trust / Quarterly Report / October 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065 (A)	$170	$171
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066 (B)	425	423
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066 (A)(B)	212	212
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066 (A)(B)	256	255
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063 (A)(B)	479	479
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064 (A)(B)	382	381
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064 (A)(B)	252	251
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.951%, 03/25/2036 (B)	69	69
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	450	458
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	511	521
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	214	223
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A2
3.118%, 01/15/2060	85	85

		48,866

Total Mortgage-Backed Securities (Cost $54,831) ($ Thousands)		54,703

U.S. TREASURY OBLIGATIONS — 10.6%
U.S. Treasury Notes
1.750%, 02/28/2022	1,555	1,563
1.750%, 09/30/2022	9,540	9,680
0.500%, 03/15/2023	14,225	14,261
0.250%, 06/15/2024	4,600	4,547
0.125%, 01/31/2023	7,275	7,262

Total U.S. Treasury Obligations (Cost $37,335) ($ Thousands)		37,313

Description	Face Amount (Thousands)	Market Value ($ Thousands)
COMMERCIAL PAPER (E) — 2.8%
Arabella
0.300%, 01/07/2022	$2,575	$2,573
Brookfield
0.180%, 11/01/2021	1,325	1,325
HSBC
0.401%, 02/04/2022	2,150	2,149
0.250%, 06/10/2022	900	898
NatWest Marets
0.351%, 02/22/2022	2,100	2,099
Standard Chartered
0.240%, 03/04/2022	650	650

Total Commercial Paper (Cost $9,693) ($ Thousands)		9,694

MUNICIPAL BONDS — 2.2%

California — 0.9%
California State, Community College Districts, GO
0.250%, 12/30/2021	655	655
California State, GO Callable 11/26/2021 @ 100
0.868%, 04/01/2047 (F)	775	775
Golden State, Tobacco Securitization, RB
0.672%, 06/01/2023	985	985
Riverside County, Infrastructure Financing Authority, Ser B, RB
0.398%, 11/01/2022	740	741
University of California, Ser BF, RB
0.455%, 05/15/2022	130	130

		3,286

Illinois — 0.2%
Chicago, Transit Authority, Sales Tax Receipts Fund, Ser B, RB
1.708%, 12/01/2022	135	137
State of Illinois, Sales Tax Revenue, Ser B, RB
1.900%, 06/15/2022	455	459

		596

New York — 0.1%
New York State, Transportation Development Authority, RB
1.360%, 12/01/2021	305	305

Oklahoma — 0.2%
Oklahoma State, Turnpike Authority, RB
0.491%, 01/01/2022	745	745

SEI Daily Income Trust / Quarterly Report / October 31, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)

South Carolina — 0.3%
South Carolina State, Public Service Authority, Ser E, RB
3.722%, 12/01/2023	$1,100	$1,163

Texas — 0.1%
Central Texas, Turnpike System, Ser B, RB
1.980%, 08/15/2042 (F)	245	248
Houston, Texas Airport System Revenue, Ser C, RB
0.883%, 07/01/2022	100	100

		348

Wisconsin — 0.4%
Wisconsin State, Housing & Economic Development Authority, Ser B, RB Callable 11/04/2021 @ 100
0.070%, 09/01/2037 (F)	1,430	1,430

Total Municipal Bonds (Cost $7,875) ($ Thousands)		7,873

SOVEREIGN DEBT — 0.7%
Province of Quebec Canada
2.375%, 01/31/2022	2,300	2,312

Total Sovereign Debt (Cost $2,303) ($ Thousands)		2,312

U.S. GOVERNMENT AGENCY OBLIGATION — 0.6%
FFCB
0.530%, 01/18/2022	2,250	2,252

Total U.S. Government Agency Obligation (Cost $2,250) ($ Thousands)		2,252

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT — 1.3%
BNP Paribas
0.050%, dated 10/29/2021 to be repurchased on 11/01/2021, repurchase price $4,400,018 (collateralized by U.S. Government obligations, ranging in par value $100 - $2,039,242, 0.000% - 6.000%, 11/12/2021 – 08/15/2051; with total market value $4,488,001) (G)	$4,400	$4,400

Total Repurchase Agreement (Cost $4,400) ($ Thousands)		4,400

Total Investments in Securities — 100.3% (Cost $351,169) ($ Thousands)		$351,232

20	SEI Daily Income Trust / Quarterly Report / October 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Ultra Short Duration Bond Fund (Concluded)

A list of the open futures contracts held by the fund at October 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	54	Jan-2022	$11,890	$11,840	$(50)

Short Contracts
U.S. 5-Year Treasury Note	(6)	Jan-2022	$(741)	$(730)	$10
U.S. 10-Year Treasury Note	(15)	Dec-2021	(2,000)	(1,961)	39
U.S. Long Treasury Bond	(1)	Dec-2021	(164)	(161)	3

			(2,905)	(2,852)	52

			$8,985	$8,988	$2

Percentages are based on Net Assets of $350,052 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2021, the value of these securities amounted to $168,067 ($ Thousands), representing 48.0% of the Net Assets of the Fund.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	No interest rate available.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(E)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(G)	Tri-Party Repurchase Agreement.

ABS – Asset-Backed Security

ARM – Adjustable Rate Mortgage

Cl – Class

CLO – Collateralized Loan Obligation

DAC – Designated Activity Company

FFCB – Federal Farm Credit Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FREMF – Freddie Mac Multi-Family

GMAC – General Motors Acceptance Corporation

GNMA – Government National Mortgage Association

GO – General Obligation

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

MTN – Medium Term Note

PLC – Public Limited Company

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

SOFR30A – Secured Overnight Financing Rate 30-day Average

USD – U.S. Dollar

VAR – Variable Rate

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	135,375	–	135,375
Asset-Backed Securities	–	97,310	–	97,310
Mortgage-Backed Securities	–	54,703	–	54,703
U.S. Treasury Obligations	–	37,313	–	37,313
Commercial Paper	–	9,694	–	9,694
Municipal Bonds	–	7,873	–	7,873
Sovereign Debt	–	2,312	–	2,312
U.S. Government Agency Obligation	–	2,252	–	2,252
Repurchase Agreement	–	4,400	–	4,400

Total Investments in Securities	–	351,232	–	351,232

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	52	–	–	52
Unrealized Depreciation	(50)	–	–	(50)

Total Other Financial Instruments	2	–	–	2

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended October 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Daily Income Trust / Quarterly Report / October 31, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Short Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 43.4%
U.S. Treasury Notes
2.625%, 06/30/2023	$35,397	$36,699
1.750%, 05/15/2023 (A)	54,600	55,756
0.250%, 05/15/2024	75,500	74,707
0.250%, 06/15/2024	51,925	51,322
0.125%, 01/31/2023	39,750	39,680
0.125%, 02/28/2023	56,200	56,073

Total U.S. Treasury Obligations (Cost $315,727) ($ Thousands)		314,237

MORTGAGE-BACKED SECURITIES — 40.0%

Agency Mortgage-Backed Obligations — 37.9%
FHLMC
4.500%, 02/01/2022 to 06/01/2026	885	925
4.000%, 01/01/2033	5,562	6,000
3.000%, 11/01/2036 to 12/01/2046	8,634	9,100
2.500%, 02/01/2032	1,247	1,302
2.482%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.368%	2	2
2.344%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.238%	4	4
2.324%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.200%	3	3
2.260%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.148%	9	9
2.259%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.250%	3	3
2.235%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.156%	90	91
2.228%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.103%	1	1
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2002-42, Cl A5 7.500%, 02/25/2042	227	274
FHLMC Multifamily Structured Pass-Through Certificates, Ser K052, Cl A1
2.598%, 01/25/2025	6,359	6,551
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.750%, 06/25/2027(B)	18,064	675
FHLMC Multifamily Structured Pass-Through Certificates, Ser K107, Cl X1, IO
1.591%, 01/25/2030(B)	12,409	1,423

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.585%, 01/25/2031(B)	$13,608	$640
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.529%, 03/25/2031(B)	10,235	442
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.637%, 10/25/2026(B)	23,657	644
FHLMC Multifamily Structured Pass-Through Certificates, Ser K742, Cl X1, IO
0.779%, 03/25/2028(B)	7,594	298
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF35, Cl A
0.430%, VAR ICE LIBOR USD 1 Month + 0.350%, 08/25/2024	2,121	2,123
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
0.570%, VAR ICE LIBOR USD 1 Month + 0.490%, 02/25/2026	6,119	6,142
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF62, Cl A
0.560%, VAR ICE LIBOR USD 1 Month + 0.480%, 04/25/2026	9,713	9,761
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF72, Cl A
0.580%, VAR ICE LIBOR USD 1 Month + 0.500%, 10/25/2026	5,468	5,496
FHLMC REMIC, Ser 2003-2571, Cl FY
0.840%, VAR ICE LIBOR USD 1 Month + 0.750%, 12/15/2032	2,567	2,619
FHLMC REMIC, Ser 2006-3148, Cl CF
0.490%, VAR ICE LIBOR USD 1 Month + 0.400%, 02/15/2034	108	109
FHLMC REMIC, Ser 2006-3153, Cl FX
0.440%, VAR ICE LIBOR USD 1 Month + 0.350%, 05/15/2036	76	77
FHLMC REMIC, Ser 2006-3174, Cl FA
0.390%, VAR ICE LIBOR USD 1 Month + 0.300%, 04/15/2036	1,591	1,596
FHLMC REMIC, Ser 2006-3219, Cl EF
0.490%, VAR ICE LIBOR USD 1 Month + 0.400%, 04/15/2032	2,180	2,203
FHLMC REMIC, Ser 2007-3339, Cl HF
0.610%, VAR ICE LIBOR USD 1 Month + 0.520%, 07/15/2037	2,214	2,243
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	964	1,060
FHLMC REMIC, Ser 2011-3788, Cl FA
0.620%, VAR ICE LIBOR USD 1 Month + 0.530%, 01/15/2041	3,306	3,335

SEI Daily Income Trust / Quarterly Report / October 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2011-3795, Cl EB
2.500%, 10/15/2039	$23	$23
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	239	13
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	339	18
FHLMC REMIC, Ser 2012-4030, Cl FD
0.440%, VAR ICE LIBOR USD 1 Month + 0.350%, 02/15/2041	1,030	1,031
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	245	3
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	519	15
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	200	13
FHLMC REMIC, Ser 2012-4114, Cl MB
3.000%, 10/15/2032	3,000	3,185
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	2,323	2,348
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	1,864	1,882
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	2,141	2,153
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	557	24
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	583	31
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	507	46
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	342	17
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	307	17
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	856	54
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	491	28
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	326	20
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	1,492	1,527
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	2,566	2,677
FHLMC REMIC, Ser 2014-4314, Cl GA
3.000%, 12/15/2039	107	107
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	1,851	119
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	4,539	4,682
FHLMC REMIC, Ser 2015-4471, Cl GA
3.000%, 02/15/2044	1,484	1,539

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	$677	$58
FHLMC REMIC, Ser 2016-4558, Cl DC
3.000%, 07/15/2043	1,301	1,319
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	726	117
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	737	763
FHLMC REMIC, Ser 2017-4661, Cl HA
3.000%, 05/15/2043	2,502	2,554
FHLMC REMIC, Ser 2017-4664, Cl HA
3.500%, 08/15/2043	4,906	5,027
FHLMC REMIC, Ser 2017-4666, Cl A
3.000%, 03/15/2040	133	133
FHLMC REMIC, Ser 2017-4673, Cl HA
3.500%, 11/15/2043	3,365	3,436
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	879	927
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	897	177
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	2,942	404
FHLMC REMIC, Ser 2020-5048, Cl A
1.000%, 06/15/2044	6,187	6,204
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	2,298	346
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	1,241	79
FNMA
7.000%, 06/01/2037	3	4
6.500%, 05/01/2026 to 01/01/2036	75	85
6.000%, 02/01/2023 to 09/01/2024	114	116
5.500%, 09/01/2022 to 06/01/2038	162	188
4.500%, 04/01/2026 to 10/01/2031	1,117	1,207
4.000%, 05/01/2026 to 04/01/2042	5,657	6,097
3.890%, 10/01/2023	803	839
3.850%, 01/01/2024	531	557
3.750%, 06/01/2022 to 09/01/2023	3,019	3,103
3.650%, 08/01/2023	95	99
3.500%, 12/01/2034 to 02/01/2045	7,335	7,878
3.320%, 01/01/2022 (B)	73	73
3.192%, 07/01/2022 (B)	164	165
3.100%, 01/01/2026	4,000	4,296
3.070%, 06/01/2027	934	998
3.000%, 09/01/2027 to 11/01/2036	6,172	6,521
2.970%, 12/01/2022	3,228	3,288
2.960%, 04/01/2022 to 01/01/2027 (B)	1,348	1,432
2.940%, 06/01/2022	276	277
2.830%, 06/01/2022	161	161
2.740%, 04/01/2022	113	113
2.580%, 08/01/2022	2,069	2,084

2	SEI Daily Income Trust / Quarterly Report / October 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.570%, 01/01/2023	$1,787	$1,812
2.540%, 03/01/2023	583	593
2.500%, 10/01/2031	2,770	2,902
2.450%, 11/01/2022	385	389
2.360%, 04/01/2022	4,600	4,600
2.298%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.240%	68	68
2.280%, 11/01/2022	1,107	1,118
2.150%, 05/01/2022	4,324	4,330
2.050%, 11/01/2023	1,196	1,222
2.045%, 05/01/2028(B)	2	2
2.005%, VAR ICE LIBOR USD 6 Month + 1.824%, 09/01/2024	60	60
1.732%, VAR ICE LIBOR USD 6 Month + 1.596%, 08/01/2027	29	29
1.721%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.520%	15	15
0.430%, VAR ICE LIBOR USD 1 Month + 0.350%, 01/01/2023	678	677
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	616	33
FNMA REMIC, Ser 1992-61, Cl FA
0.739%, VAR ICE LIBOR USD 1 Month + 0.650%, 10/25/2022	1	1
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/2023	2	2
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/2023	1	1
FNMA REMIC, Ser 1994-77, Cl FB
1.589%, VAR ICE LIBOR USD 1 Month + 1.500%, 04/25/2024	1	1
FNMA REMIC, Ser 2002-53, Cl FK
0.489%, VAR ICE LIBOR USD 1 Month + 0.400%, 04/25/2032	52	53
FNMA REMIC, Ser 2006-76, Cl QF
0.489%, VAR ICE LIBOR USD 1 Month + 0.400%, 08/25/2036	266	268
FNMA REMIC, Ser 2006-79, Cl DF
0.439%, VAR ICE LIBOR USD 1 Month + 0.350%, 08/25/2036	207	208
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	270	309
FNMA REMIC, Ser 2007-64, Cl FB
0.459%, VAR ICE LIBOR USD 1 Month + 0.370%, 07/25/2037	1,502	1,519
FNMA REMIC, Ser 2008-16, Cl FA
0.789%, VAR ICE LIBOR USD 1 Month + 0.700%, 03/25/2038	872	891

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2009-110, Cl FD
0.839%, VAR ICE LIBOR USD 1 Month + 0.750%, 01/25/2040	$3,384	$3,457
FNMA REMIC, Ser 2009-112, Cl FM
0.839%, VAR ICE LIBOR USD 1 Month + 0.750%, 01/25/2040	2,114	2,163
FNMA REMIC, Ser 2009-82, Cl FD
0.939%, VAR ICE LIBOR USD 1 Month + 0.850%, 10/25/2039	3,255	3,339
FNMA REMIC, Ser 2009-82, Cl FC
1.009%, VAR ICE LIBOR USD 1 Month + 0.920%, 10/25/2039	2,819	2,899
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	841	909
FNMA REMIC, Ser 2010-56, Cl AF
0.639%, VAR ICE LIBOR USD 1 Month + 0.550%, 06/25/2040	2,124	2,124
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	2,466	2,500
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	773	55
FNMA REMIC, Ser 2012-140, Cl PA
2.000%, 12/25/2042	3,540	3,555
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	2,423	266
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	3,612	226
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.496%, 05/25/2042(B)	105	11
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	459	30
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	901	35
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	393	24
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	1,066	53
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	1,535	202
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	3,208	3,242
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	678	687
FNMA REMIC, Ser 2013-121, Cl FA
0.489%, VAR ICE LIBOR USD 1 Month + 0.400%, 12/25/2043	15,685	15,827
FNMA REMIC, Ser 2013-130, Cl FQ
0.289%, VAR ICE LIBOR USD 1 Month + 0.200%, 06/25/2041	2,885	2,888
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	3,276	3,298

SEI Daily Income Trust / Quarterly Report / October 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	$1,917	$1,930
FNMA REMIC, Ser 2013-41, Cl A
1.750%, 05/25/2040	1,434	1,443
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	1,646	1,657
FNMA REMIC, Ser 2013-98, Cl ZA
4.500%, 09/25/2043	6,536	7,353
FNMA REMIC, Ser 2014-50, Cl SC, IO
1.642%, 08/25/2044(B)	1,574	89
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.715%, 04/25/2055(B)	1,251	65
FNMA REMIC, Ser 2015-41, Cl AG
3.000%, 09/25/2034	1,082	1,119
FNMA REMIC, Ser 2015-42, Cl AI, IO
1.633%, 06/25/2055(B)	1,470	83
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	1,389	1,451
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	561	65
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	263	21
FNMA REMIC, Ser 2015-75, Cl DB
3.000%, 08/25/2035	2,418	2,532
FNMA REMIC, Ser 2016-25, Cl A
3.000%, 11/25/2042	597	609
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	448	26
FNMA REMIC, Ser 2016-42, Cl DA
3.000%, 07/25/2045	667	691
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	571	93
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	3,134	3,224
FNMA REMIC, Ser 2017-34, Cl JK
3.000%, 05/25/2047	848	871
FNMA REMIC, Ser 2017-35, Cl AH
3.500%, 04/25/2053	2,827	2,896
FNMA REMIC, Ser 2017-47, Cl AB
2.500%, 10/25/2041	4,568	4,622
FNMA REMIC, Ser 2017-68, Cl BI, IO
6.000%, 09/25/2047	1,224	262
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	2,666	406
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	3,601	3,818
FNMA REMIC, Ser 2018-77, Cl PA
3.500%, 02/25/2048	677	703
FNMA REMIC, Ser 2019-6, Cl GJ
3.000%, 02/25/2049	1,546	1,617
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	4,037	299

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	$4,915	$533
FNMA REMIC, Ser 2020-4, Cl AP
2.500%, 02/25/2050	2,577	2,612
FNMA, Ser 2009-397, Cl 6
2.000%, 09/25/2039	1,068	1,078
FNMA, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	2,643	433
FNMA, Ser 2017-M13, Cl FA
0.487%, VAR ICE LIBOR USD 1 Month + 0.400%, 10/25/2024	390	390
FNMA, Ser 2018-M12, Cl FA
0.487%, VAR ICE LIBOR USD 1 Month + 0.400%, 08/25/2025	324	324
FNMA, Ser 2019-M21, Cl X1, IO
1.439%, 05/25/2029(B)	14,506	1,349
GNMA
6.500%, 12/15/2037 to 02/20/2039	144	162
6.000%, 01/15/2024 to 06/15/2041	2,693	3,149
5.500%, 10/15/2034 to 02/15/2041	1,245	1,467
5.000%, 09/15/2039 to 04/15/2041	703	816
4.500%, 09/20/2049	2,486	2,649
4.000%, 07/15/2041 to 08/15/2041	68	75
3.500%, 06/20/2046	2,686	2,841
GNMA, Ser 2003-86, Cl ZD
5.500%, 10/20/2033	2,687	2,990
GNMA, Ser 2010-116, Cl GW
3.000%, 12/20/2039	724	730
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	1,807	323
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	816	166
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	1,439	1,500
GNMA, Ser 2011-131, Cl PC
3.500%, 12/20/2040	185	188
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	2,361	360
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	531	550
GNMA, Ser 2012-51, Cl AB
1.500%, 07/20/2040	167	167
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	389	17
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	1,997	2,016
GNMA, Ser 2013-129, Cl AF
0.486%, VAR ICE LIBOR USD 1 Month + 0.400%, 10/20/2039	4,111	4,127
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	537	562

4	SEI Daily Income Trust / Quarterly Report / October 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Short Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	$450	$60
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	445	72
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	502	31
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	190	31
GNMA, Ser 2014-46, Cl IO, IO
5.000%, 03/16/2044	770	118
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	287	297
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	1,412	1,460
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	2,932	2,992
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	204	12
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	127	6
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	1,350	277
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	1,129	138
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	161	22
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	584	19
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	2,039	2,061
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	753	118
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	248	251
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	484	29
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	1,601	212
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	1,216	72
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	1,201	196
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	1,689	272
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	2,031	119
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	1,464	172
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	293	56
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	390	75

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	$1,326	$223
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	1,553	305
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	822	146
GNMA, Ser 2017-95, Cl PG
2.500%, 12/20/2045	883	900
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	2,696	2,790
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	3,542	561
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	2,091	297
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	1,705	298
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	2,782	450
UMBS TBA
4.500%, 12/01/2039-11/15/2051	(2,643)	(2,691)
2.500%-3.500%, 10/01/2027-12/15/2051	(9,610)	(10,785)
1.500%, 11/15/2036	(13,925)	(14,015)

		273,907

Non-Agency Mortgage-Backed Obligations — 2.1%
Seasoned Credit Risk Transfer Trust, Ser 2021-2, Cl TT
2.000%, 11/25/2060	12,855	12,961
Seasoned Credit Risk Transfer Trust, Ser 2021-3, Cl TT
2.000%, 03/25/2061	2,145	2,171

		15,132

Total Mortgage-Backed Securities (Cost $287,138) ($ Thousands)		289,039

REPURCHASE AGREEMENTS — 6.6%
BNP Paribas
0.050%, dated 10/29/2021 to be repurchased on 11/01/2021, repurchase price $34,600,144 (collateralized by U.S. Government obligations, ranging in par value $100 - $7,998,744, 0.110% - 5.000%, 2/28/2022 – 4/15/2052; with total market value $35,292,001) (C)	34,600	34,600

SEI Daily Income Trust / Quarterly Report / October 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

Short Duration Government Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($Thousands)

REPURCHASE AGREEMENTS (continued)
Deutsche Bank
0.050%, dated 10/29/2021 to be repurchased on 11/01/2021, repurchase price $13,000,054 collateralized by a U.S. Treasury obligation, par value $11,762,500 3.125%, 11/15/2028; with total market value $13,260,000) (C)	$13,000	$13,000

Total Repurchase Agreements (Cost $47,600) ($ Thousands)		47,600

Total Investments in Securities — 90.0% (Cost $650,465) ($ Thousands)		$650,876

A list of the open futures contracts held by the Fund at October 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	1,105	Jan-2022	$243,295	$242,271	$(1,024)
U.S. Long Treasury Bond	14	Dec-2021	2,289	2,252	(37)
U.S. Ultra Long Treasury Bond	6	Dec-2021	1,188	1,179	(10)

			246,772	245,702	(1,071)

Short Contracts
U.S. 5-Year Treasury Note	(13)	Jan-2022	$(1,583)	$(1,583)	$–
U.S. 10-Year Treasury Note	(195)	Dec-2021	(25,859)	(25,487)	372

			(27,442)	(27,070)	372

			$219,330	$218,632	$(699)

Percentages are based on Net Assets of $723,244 ($ Thousands).

(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount

LIBOR — London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

UMBS — Uniform Mortgage Backed Securities

USD — U.S. Dollar

VAR — Variable Rate

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	314,237	–	314,237
Mortgage-Backed Securities	–	289,039	–	289,039
Repurchase Agreements	–	47,600	–	47,600

Total Investments in Securities	–	650,876	–	650,876

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	372	–	–	372
Unrealized Depreciation	(1,071)	–	–	(1,071)

Total Other Financial Instruments	(699)	–	–	(699)

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended October 31, 2021, there were no transfers in or out of Level 3. Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Daily Income Trust / Quarterly Report / October 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 98.3%
Agency Mortgage-Backed Obligations — 97.5%
FHLMC
5.000%, 09/01/2029	$94	$103
3.650%, 04/01/2030	308	346
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1520, Cl X1, IO
0.472%, 02/25/2036(A)	604	32
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.750%, 06/25/2027(A)	1,645	61
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.697%, 04/25/2030(A)	1,148	140
FHLMC Multifamily Structured Pass-Through Certificates, Ser K116, Cl X1, IO
1.427%, 07/25/2030(A)	1,323	139
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
0.961%, 09/25/2030(A)	1,520	112
FHLMC Multifamily Structured Pass-Through Certificates, Ser K123, Cl X1, IO
0.775%, 12/25/2030(A)	2,323	141
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.585%, 01/25/2031(A)	2,996	141
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.529%, 03/25/2031(A)	1,349	58
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.637%, 10/25/2026(A)	2,156	59
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	159	9
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	227	12
FHLMC REMIC, Ser 2012-4032, Cl CI, IO
3.500%, 06/15/2026	163	2
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	335	9
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	210	12
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	386	21
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	237	12
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	213	12
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	319	18
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	336	351

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2015-4446, Cl BI, IO
6.500%, 04/15/2039	$245	$54
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	425	37
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	163	30
FHLMC REMIC, Ser 2016-4636, Cl BI, IO
5.500%, 05/15/2040	256	51
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	167	174
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	81	16
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	274	38
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	354	41
FNMA
8.000%, 07/01/2025 to 09/01/2028	14	13
7.000%, 08/01/2029 to 09/01/2032	22	22
6.500%, 09/01/2032	24	27
5.000%, 03/01/2049 to 04/01/2049	200	221
3.260%, 06/01/2027	174	189
3.230%, 02/01/2027	138	150
FNMA Interest, Ser 2007-379, Cl 1, PO
0.000%, 05/25/2037(B)(C)	613	566
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	77	4
FNMA Interest, Ser 2012-410, Cl C8, IO
4.000%, 04/25/2032	418	45
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	212	34
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	56	4
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	279	17
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	150	20
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	492	32
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.715%, 04/25/2055(A)	156	8
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	58	3
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	71	12
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	83
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	212	32
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	367	389

SEI Daily Income Trust / Quarterly Report / October 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	$49	$52
FNMA REMIC, Ser 2019-31, Cl CB
3.000%, 07/25/2049	300	322
FNMA REMIC, Ser 2019-9, Cl CL
3.500%, 04/25/2048	652	700
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	429	47
FNMA, Ser 2019-M21, Cl X1, IO
1.439%, 05/25/2029(A)	1,341	125
FNMA, Ser 2020-M2, Cl X, IO
0.330%, 01/25/2030(A)	906	18
GNMA
8.000%, 06/15/2022 to 03/15/2032	66	69
7.750%, 10/15/2026	11	12
7.500%, 02/15/2027 to 10/15/2035	47	53
7.250%, 01/15/2028	9	9
7.000%, 11/15/2031 to 11/15/2033	586	662
6.500%, 10/15/2023 to 10/15/2038	205	239
6.000%, 12/15/2027 to 12/15/2040	501	576
5.500%, 01/15/2033 to 02/15/2041	809	937
5.000%, 06/15/2033 to 01/20/2045	1,890	2,184
4.500%, 08/15/2033 to 08/20/2049	2,387	2,621
4.000%, 03/20/2040 to 05/20/2050	7,567	8,175
4.000%, 01/15/2041(D)	377	418
3.875%, 05/15/2042 to 08/15/2042	1,025	1,133
3.500%, 03/20/2041 to 12/20/2050	10,893	11,550
3.000%, 10/15/2042 to 10/20/2051	11,584	12,104
2.500%, 07/20/2045 to 11/20/2051	17,340	17,850
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	356	64
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	366	75
GNMA, Ser 2011-131, Cl PZ
3.500%, 12/20/2040	296	311
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	212	220
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	289	44
GNMA, Ser 2012-140, Cl LD
1.750%, 10/20/2042	437	445
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	259	11
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	88	4
GNMA, Ser 2012-91, Cl NC
3.000%, 05/20/2042	361	378
GNMA, Ser 2013-187, Cl PE
2.000%, 09/20/2043	431	441
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	295	39

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	$294	$48
GNMA, Ser 2013-79, Cl BZ
3.000%, 05/20/2043	354	381
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043	80	84
GNMA, Ser 2014-119, Cl ZK
3.500%, 08/16/2044	337	367
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	399	29
GNMA, Ser 2014-133, Cl EP
3.500%, 09/20/2044	251	266
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	132	9
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	414	21
GNMA, Ser 2014-72, Cl ML
3.500%, 03/20/2044	433	455
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	538	66
GNMA, Ser 2015-168, Cl MI, IO
5.500%, 10/20/2037	421	65
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	424	57
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	318	24
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	386	12
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	185	22
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	388	61
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	202	31
GNMA, Ser 2015-63, Cl PB
1.750%, 09/20/2043	74	75
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	282	49
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	323	19
GNMA, Ser 2016-136, Cl A
3.000%, 07/20/2044	577	596
GNMA, Ser 2016-136, Cl PJ
3.500%, 01/20/2046	364	400
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	171	28
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	415	55
GNMA, Ser 2016-18, Cl TA
2.000%, 10/20/2044	314	318
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	795	47

2	SEI Daily Income Trust / Quarterly Report / October 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	$321	$52
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	229	243
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	833	49
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	496	58
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	213	35
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	132	25
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	80	80
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	140	144
GNMA, Ser 2017-19, Cl AY
3.000%, 02/20/2047	436	471
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	252	48
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	386	65
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	298	47
GNMA, Ser 2018-77, Cl JY
3.500%, 06/20/2048	246	262
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	179	25
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	227	37
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	823	57
UMBS TBA
2.000%-5.500%, 11/01/2035-12/15/2051	10,980	10,875

		82,148

Non-Agency Mortgage-Backed Obligations — 0.8%
Seasoned Credit Risk Transfer Trust, Ser 2018-2, Cl MA
3.500%, 11/25/2057	358	372
Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	240	253

		625

Total Mortgage-Backed Securities (Cost $81,896) ($ Thousands)		82,773

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENTS — 20.4%
BNP Paribas
0.050%, dated 10/29/2021 to be repurchased on 11/01/2021, repurchase price $8,800,037 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $30,017,627, 1.850% - 6.000%, 01/01/2038 – 11/01/2050; with total market value $8,976,000) (E)	$8,800	$8,800
Deutsche Bank
0.050%, dated 10/29/2021 to be repurchased on 11/01/2021, repurchase price $8,400,035 collateralized by a U.S. Treasury obligation, par value $7,953,100 2.875%, 07/31/2025; with total market value $8,568,028) (E)	8,400	8,400

Total Repurchase Agreements (Cost $17,200) ($ Thousands)		17,200

Total Investments in Securities — 118.7% (Cost $99,096) ($ Thousands)		$99,973

SEI Daily Income Trust / Quarterly Report / October 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2021

GNMA Fund (Concluded)

A list of the open futures contracts held by the Fund at October 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 5-Year Treasury Note	26	Jan-2022	$3,171	$3,165	$(6)

Short Contracts
U.S. 2-Year Treasury Note	(12)	Jan-2022	$(2,632)	$(2,631)	$1
U.S. 10-Year Treasury Note	(3)	Dec-2021	(392)	(392)	–
U.S. Long Treasury Bond	(2)	Dec-2021	(327)	(322)	5
Ultra 10-Year U.S. Treasury Note	(7)	Dec-2021	(1,023)	(1,015)	8

			(4,374)	(4,360)	14

			$(1,203)	$(1,195)	$8

Percentages are based on Net Assets of $84,220 ($ Thousands).

(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(B)	No interest rate available.

(C)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

(E)	Tri-Party Repurchase Agreement.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

PO — Principal Only

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

UMBS — Uniform Mortgage Backed Securities

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	82,773	–	82,773
Repurchase Agreements	–	17,200	–	17,200

Total Investments in Securities	–	99,973	–	99,973

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	14	–	–	14
Unrealized Depreciation	(6)	–	–	(6)

Total Other Financial Instruments	8	–	–	8

* Futures contracts are valued at the net unrealized appreciation/(depreciation) on the instruments.

For the period ended October 31, 2021, there were no transfers in or out of Level 3. Amounts designated as “—” are $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	SEI Daily Income Trust / Quarterly Report / October 31, 2021